As filed with the Securities and Exchange Commission on March 12, 2020

File No. 33-53800

File No. 811-07324

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

PRE-EFFECTIVE AMENDMENT NO. []

POST-EFFECTIVE AMENDMENT NO. [60]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. [61]

CHESAPEAKE INVESTMENT TRUST

(Successor to the Gardner Lewis Investment Trust)

(Exact Name of Registrant as Specified in Charter)

285 Wilmington-West Chester Pike, Chadds Ford, PA 19317

(Address of Principal Executive Offices, Zip Code)

(513) 587-3400

(Registrant's Telephone Number, including Area Code)

Capitol Services

P.O. Box 1831

Austin, TX 78767

(Name and Address of Agent for Service)

With a copy to:

Simon H. Berry	John H. Lively
Ultimus Fund Solutions, LLC	Practus, LLP
225 Pictoria Drive, Suite 450	11300 Tomahawk Creek Parkway
Cincinnati, Ohio 45246	Leawood, Kansas 66211

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on February 28, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 60 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 59 filed February 28th, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford and State of Pennsylvania, on the 12th day of March, 2020.

Chesapeake Investment Trust
(Registrant)

/s/ W. Whitfield Gardner
W. Whitfield Gardner
Chairman of the Board of Trustees, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the 12th day of March, 2020:

/s/ W. Whitfield Gardner	Chairman and Chief Executive Officer
W. Whitfield Gardner

/s/ Theresa M. Bridge	Treasurer,
Theresa M. Bridge	Chief Financial Officer and
Principal Accounting Officer

*	Trustee
Theo H. Pitt, Jr.

*	Trustee
James H. Speed, Jr.

By: /s/ Simon H. Berry
Simon H. Berry, Attorney-in-Fact*

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase